UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

[✓] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001004158

PRM5 Trust 2025-PRM5
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Scott Epperson, (212) 902-1000

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 1 hereto is a Report of Independent Accountants on Applying Agreed-Upon Procedures, dated January 30, 2025 of PricewaterhouseCoopers LLP, obtained by the depositor, which report sets forth the findings and conclusions, as applicable, of PricewaterhouseCoopers LLP with respect to certain agreed-upon procedures performed by PricewaterhouseCoopers LLP.

EXPLANATORY NOTE

This amendment amends the Form ABS-15G filed on January 29, 2025 (the “Original Filing”) (see Accession Number: 0001539497-25-000173) and is being filed solely to replace in its entirety the report attached to the Original Filing as Exhibit 1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GS MORTGAGE SECURITIES CORPORATION II
(Depositor)

Date: January 30, 2025

/s/ Scott Epperson
By: Scott Epperson, Chief Executive Officer
(senior officer in charge of securitization of the depositor)

PRM5 Trust 2025-PRM5

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated January 30, 2025, of PricewaterhouseCoopers LLP